Intangible assets - Summary of exploration and evaluation expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration And Evaluation Expenditure [Abstract]
Net expenditure in the year (net of cash proceeds of US$10 million (2018: US$233 million; 2017: US$3 million) on disposal of undeveloped projects)	$ (671)	$ (345)	$ (493)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	0	45	(24)
Amount capitalised during the year	57	90	57
Net charge for the year	(614)	(210)	(460)
Reconciliation to income statement
Exploration and evaluation costs	(624)	(488)	(445)
Profit/(loss) relating to interests in undeveloped projects	10	278	(15)
Net charge for the year	$ (614)	$ (210)	$ (460)